Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,585	$ 22,743	$ 20,238	$ 20,583	$ 13,662	$ 15,344	$ 15,484	$ 13,397	$ 10,870
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Account Value	$ 32,482	26,734	23,669	25,415	18,421	16,442	15,224	13,103	11,301
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 24,078	$ 20,974	$ 19,370	$ 19,651	$ 14,104	$ 15,007	$ 14,265	$ 13,023	$ 11,447